Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line Items]
Net income (loss) attributed to non-controlling interests	$ (3,718)	$ (1,336)
Eventer [Member]
Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line Items]
Net income (loss) attributed to non-controlling interests	(128)	88
Jeff Brands [Member]
Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line Items]
Net income (loss) attributed to non-controlling interests	(383)	(661)
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line Items]
Net income (loss) attributed to non-controlling interests	(3,079)	(668)
Fuel Doctor [Member]
Interest in Other Entities (Details) - Schedule of Net Income (Loss) Attributed to Non-Controlling Interests [Line Items]
Net income (loss) attributed to non-controlling interests	$ (128)	$ (95)